Property, Plant and Equipment	12 Months Ended
Jan. 31, 2020
Text block [abstract]
Property, Plant and Equipment
9.	PROPERTY, PLANT AND EQUIPMENT
The Company’s property, plant and equipment were as follows, as at:

	January 31, 2020			January 31, 2019
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Tooling	$936.2	$622.7	$313.5	$844.8	$552.4	$292.4
Equipment	854.0	450.4	403.6	757.9	409.8	348.1
Building	399.2	151.8	247.4	353.0	136.4	216.6
Land	62.9	—	62.9	48.0	—	48.0
Total	$2,252.3	$1,224.9	$1,027.4	$2,003.7	$1,098.6	$905.1
As at January 31, 2020 and 2019, assets under development amounted to $102.0 million and $81.7 million respectively and were included in the cost of property, plant and equipment.
The following table explains the changes in property, plant and equipment during the year ended January 31, 2020:

	Carrying amount as at January 31, 2019	Additions [a]	Business combinations	Transfer to right-of-use assets (Note 11)	Disposals	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2020
Tooling	$292.4	$111.8	$2.0	$—	$—	$(90.4)	$(2.3)	$313.5
Equipment	348.1	133.6	—	(4.7)	(1.0)	(69.6)	(2.8)	403.6
Building	216.6	32.1	19.7	(2.6)	(0.4)	(17.3)	(0.7)	247.4
Land	48.0	2.1	13.3	—	—	—	(0.5)	62.9
Total	$905.1	$279.6	$35.0	$(7.3)	$(1.4)	$(177.3)	$(6.3)	$1,027.4
[a]
Government assistance of $1.1 million has been recorded against the additions.
The following table explains the changes in property, plant and equipment during the year ended January 31, 2019:

	Carrying amount as at January 31, 2018	Additions [a]	Business combinations	Disposals	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2019 [b]
Tooling	$255.4	$119.4	$0.4	$(0.1)	$(83.2)	$0.5	$292.4
Equipment	273.9	127.6	4.9	(0.3)	(57.7)	(0.3)	348.1
Building	192.0	29.1	9.5	—	(15.1)	1.1	216.6
Land	45.5	0.8	0.6	—	—	1.1	48.0
Total	$766.8	$276.9	$15.4	$(0.4)	$(156.0)	$2.4	$905.1
[a]
Government assistance of $1.2 million has been recorded against the additions.
[b]
Leased equipment of $4.7 million and leased building of $2.6 million are included in the carrying amount.